Stock-Based Compensation (Detail 2) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cost of Sales
Amounts recognized in the financial statements
Stock-based compensation programs expense	$ 31	$ 38	$ 43
Selling, General and Administrative Expenses
Amounts recognized in the financial statements
Stock-based compensation programs expense	209	144	122
Research, Development and Related Expenses
Amounts recognized in the financial statements
Stock-based compensation programs expense	34	35	37
Stock-based compensation expenses
Amounts recognized in the financial statements
Stock-based compensation programs expense	274	217	202
Income tax benefits
Amounts recognized in the financial statements
Stock-based compensation programs expense	(98)	(62)	(71)
Stock-based compensation expenses, net of tax
Amounts recognized in the financial statements
Stock-based compensation programs expense	$ 176	$ 155	$ 131